Offerings	Feb. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.00001 par value per share, reserved for issuance under the 2021 Equity Incentive Plan
Amount Registered | shares	16,186,000
Proposed Maximum Offering Price per Unit	3.445
Maximum Aggregate Offering Price	$ 55,760,770
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,700.56
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement covers any additional shares of the Registrant’s Class A Common Stock that become issuable under the 2021 Equity Incentive Plan (the “2021 Plan”) and the 2021 Employee Stock Purchase Plan (the “2021 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Class A Common Stock.
2.Represents an automatic annual increase of 16,186,000 shares of Class A Common Stock on January 1, 2026 to the number of shares of the Registrant’s Class A Common Stock reserved for issuance under, and which annual increase is provided for in, the 2021 Plan pursuant to an “evergreen” provision contained in the 2021 Plan.
3.Estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $3.445 per share, which is the average of the high and low prices of the Registrant’s Class A Common Stock on February 23, 2026, as reported on the Nasdaq Global Select Market.
4.Represents an automatic annual increase of 3,238,000 shares of Class A Common Stock on January 1, 2026 to the number of shares of the Registrant’s Class A Common Stock reserved for issuance under, and which annual increase is provided for in, the 2021 ESPP pursuant to an “evergreen” provision contained in the 2021 ESPP.
5.Estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of 85% of $3.445 per share, which is the average of the high and low prices of Registrant’s Class A Common Stock on February 23, 2026, as reported on the Nasdaq Global Select Market. Pursuant to the 2021 ESPP, the purchase price of the shares of Class A Common Stock reserved for issuance thereunder will be 85% of the lower of the fair market value of a share of Class A Common Stock on the last trading day prior to the first trading day of each offering period or on the last trading day prior to the exercise period.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.00001 par value per share, reserved for issuance under the 2021 Employee Stock Purchase Plan
Amount Registered | shares	3,238,000
Proposed Maximum Offering Price per Unit	2.928
Maximum Aggregate Offering Price	$ 9,480,864
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,309.31